BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2011
BANK BORROWINGS
Schedule of components of bank borrowings
	At December 31
	2009	2010	2011
	$	$	$
Bank borrowings
Short-term	234,329,742	117,055,761	303,259,524
Long-term, current portion	33,098,034	41,596,417	86,212,767
Total current	267,427,776	158,652,178	389,472,291

Long-term, non-current portion	182,516,037	299,977,412	520,150,533
Total	449,943,813	458,629,590	909,622,824

Schedule of components of short-term borrowings
	At December 31
	2009	2010	2011
	$	$	$

Short-term borrowings	78,989,279	15,000,000	59,609,524
Short-term borrowings secured by restricted cash	1,990,098	—	—
Short-term borrowings secured by plants and machinery of Changzhou Trina Solar Energy Co., Ltd. (“Trina China”)	114,085,704	77,455,761	43,650,000
Unsecured short-term borrowings	39,264,661	24,600,000	200,000,000
Total	234,329,742	117,055,761	303,259,524

Future principal payments under long-term borrowings

Fiscal Years Ending December 31,	$

2012	86,212,767
2013	132,510,540
2014	363,998,033
2015	8,420,424
Thereafter	15,221,536
Total	606,363,300